Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of vessels, net
Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2023	$1,438,790	$(437,670)	$1,001,120
Transfer from Advances for vessels	192,819	—	192,819
Vessels sale	(46,330)	21,846	(24,484)
Transfer to Assets held for sale	(33,674)	9,866	(23,808)
Depreciation	—	(54,129)	(54,129)
December 31, 2023	$1,551,605	$(460,087)	$1,091,518
Transfer from Advances for vessels	148,368	—	148,368
Vessels sales	(61,734)	24,301	(37,433)
Depreciation	—	(58,135)	(58,135)
December 31, 2024	$1,638,239	$(493,921)	$1,144,318